Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Operating
Net income (loss)	$ 5,110	$ (3,160)
Adjustments for items not involving cash:
Non-cash items	1,630	1,673
Cost of shares and warrants issuance		684
Changes in non-cash working capital:
Decrease (increase) in amounts receivable	2,400	(80)
Increase in inventories	(618)	(646)
Increase in prepaid and other assets	(1,193)	(370)
Increase in amounts payable and accrued liabilities	3,561	337
Increase in income tax payable	536	151
Cash provided by (used in) operating activities	11,426	(1,411)
Investing
Exploration and evaluation assets and expenditures		(2,192)
Proceeds from gold sales		535
Purchase of mineral property, plant and equipment	(9,635)	(4,015)
Increase in other long-term assets	(607)
Cash used in investing activities	(10,242)	(5,672)
Financing
Proceeds from issuance of shares and warrants		7,147
Issue costs		(572)
Withholding taxes on settlement of restricted share units	(94)
Lease payments	(74)
Cash (used in) provided by financing activities	(168)	6,575
Net increase (decrease) in cash	1,016	(508)
Cash at beginning of the period	8,476	13,447
Cash at end of the period	$ 9,492	$ 12,939